UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05037

 NAME OF REGISTRANT:                     Professionally Managed Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Elaine E. Richards
                                         Professionally Managed Portfolios
                                         2020 E. Financial Way, Ste.
                                         100
                                         Glendora , CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7363

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 DODGE & COX STOCK FUND                                                                      Agenda Number:  933930011
--------------------------------------------------------------------------------------------------------------------------
        Security:  256219106
    Meeting Type:  Special
    Meeting Date:  23-Apr-2014
          Ticker:  DODGX
            ISIN:  US2562191062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANA M. EMERY                                             Mgmt          For                            For
       CHARLES F. POHL                                           Mgmt          For                            For
       THOMAS A. LARSEN                                          Mgmt          For                            For
       ANN MATHER                                                Mgmt          For                            For
       ROBERT B. MORRIS III                                      Mgmt          For                            For
       GARY ROUGHEAD                                             Mgmt          For                            For
       MARK E. SMITH                                             Mgmt          For                            For
       JOHN B. TAYLOR                                            Mgmt          For                            For

2.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO INVESTING IN
       ANY COMPANY FOR THE PURPOSE OF EXERCISING
       CONTROL OR MANAGEMENT.

3.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO PURCHASING
       SECURITIES ON MARGIN AND SHORT SELLING.

4.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO INVESTMENTS IN
       SECURITIES THAT ARE ILLIQUID AND REPLACE IT
       WITH A UNIFORM NON-FUNDAMENTAL POLICY FOR
       ALL FUNDS.

6.     TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT                Mgmt          For                            For
       RESTRICTION WITH RESPECT TO UNDERWRITING
       SECURITIES OF OTHER ISSUERS.




--------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER INTERNATIONAL SMALL CO. FUND                                                    Agenda Number:  933801311
--------------------------------------------------------------------------------------------------------------------------
        Security:  68380U506
    Meeting Type:  Special
    Meeting Date:  08-Nov-2013
          Ticker:  OSMYX
            ISIN:  US68380U5065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       BRIAN F. WRUBLE                                           Mgmt          For                            For
       DAVID K. DOWNES                                           Mgmt          For                            For
       MATTHEW P. FINK                                           Mgmt          For                            For
       EDMUND GIAMBASTIANI, JR                                   Mgmt          For                            For
       PHILLIP A. GRIFFITHS                                      Mgmt          For                            For
       MARY F. MILLER                                            Mgmt          For                            For
       JOEL W. MOTLEY                                            Mgmt          For                            For
       JOANNE PACE                                               Mgmt          For                            For
       MARY ANN TYNAN                                            Mgmt          For                            For
       JOSEPH M. WIKLER                                          Mgmt          For                            For
       PETER I. WOLD                                             Mgmt          For                            For
       WILLIAM F. GLAVIN JR.                                     Mgmt          For                            For

2A     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       BORROWING.

2B1    REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       CONCENTRATION OF INVESTMENTS.

2C1    REMOVE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       DIVERSIFICATION OF INVESTMENTS.

2D     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       LENDING.

2E     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       REAL ESTATE AND COMMODITIES.

2F     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       SENIOR SECURITIES.

2G     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       UNDERWRITING.

2R     CONVERT THE FUND'S INVESTMENT OBJECTIVE                   Mgmt          For                            For
       FROM FUNDAMENTAL TO NON-FUNDAMENTAL.

2S     APPROVE A CHANGE IN THE FUND'S INVESTMENT                 Mgmt          For                            For
       OBJECTIVE

3      TO APPROVE AN AGREEMENT AND PLAN OF                       Mgmt          For                            For
       REORGANIZATION THAT PROVIDES FOR THE
       REORGANIZATION OF A FUND FROM A MARYLAND
       CORPORATION OR MASSACHUSETTS BUSINESS
       TRUST, AS APPLICABLE, INTO A DELAWARE
       STATUTORY TRUST.




--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES FUND, INC.                                                    Agenda Number:  933863183
--------------------------------------------------------------------------------------------------------------------------
        Security:  741480107
    Meeting Type:  Annual
    Meeting Date:  22-Oct-2013
          Ticker:  PRHSX
            ISIN:  US7414801073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       EDWARD C. BERNARD                                         Mgmt          For                            For
       WILLIAM R. BRODY                                          Mgmt          For                            For
       ANTHONY W. DEERING                                        Mgmt          For                            For
       DONALD W. DICK, JR.                                       Mgmt          For                            For
       BRUCE W. DUNCAN                                           Mgmt          For                            For
       ROBERT J. GERRARD, JR.                                    Mgmt          For                            For
       KAREN N. HORN                                             Mgmt          For                            For
       PAUL F. MCBRIDE                                           Mgmt          For                            For
       BRIAN C. ROGERS                                           Mgmt          For                            For
       CECILIA E. ROUSE                                          Mgmt          For                            For
       JOHN G. SCHREIBER                                         Mgmt          For                            For
       MARK R. TERCEK                                            Mgmt          For                            For

4.     APPROVAL TO CHANGE THE FUNDAMENTAL POLICY                 Mgmt          For                            For
       ON COMMODITIES.



FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 DODGE & COX STOCK FUND                                                                      Agenda Number:  933930011
--------------------------------------------------------------------------------------------------------------------------
        Security:  256219106
    Meeting Type:  Special
    Meeting Date:  23-Apr-2014
          Ticker:  DODGX
            ISIN:  US2562191062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANA M. EMERY                                             Mgmt          For                            For
       CHARLES F. POHL                                           Mgmt          For                            For
       THOMAS A. LARSEN                                          Mgmt          For                            For
       ANN MATHER                                                Mgmt          For                            For
       ROBERT B. MORRIS III                                      Mgmt          For                            For
       GARY ROUGHEAD                                             Mgmt          For                            For
       MARK E. SMITH                                             Mgmt          For                            For
       JOHN B. TAYLOR                                            Mgmt          For                            For

2.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO INVESTING IN
       ANY COMPANY FOR THE PURPOSE OF EXERCISING
       CONTROL OR MANAGEMENT.

3.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO PURCHASING
       SECURITIES ON MARGIN AND SHORT SELLING.

4.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO INVESTMENTS IN
       SECURITIES THAT ARE ILLIQUID AND REPLACE IT
       WITH A UNIFORM NON-FUNDAMENTAL POLICY FOR
       ALL FUNDS.

6.     TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT                Mgmt          For                            For
       RESTRICTION WITH RESPECT TO UNDERWRITING
       SECURITIES OF OTHER ISSUERS.



FundX ETF Aggresive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX ETF Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  933935984
--------------------------------------------------------------------------------------------------------------------------
        Security:  18383M209
    Meeting Type:  Special
    Meeting Date:  03-Apr-2014
          Ticker:  NFO
            ISIN:  US18383M2098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF TRUSTEE: DONALD C. CACCIAPAGLIA               Mgmt          For                            For

1B.    ELECTION OF TRUSTEE: DONALD A. CHUBB, JR.                 Mgmt          For                            For

1C.    ELECTION OF TRUSTEE: MAYNARD F. OLIVERIUS                 Mgmt          For                            For

1D.    ELECTION OF TRUSTEE: DR. JERRY B. FARLEY                  Mgmt          For                            For

2.     TO APPROVE THE AMENDMENT OF THE TRUST'S                   Mgmt          For                            For
       AGREEMENT AND DECLARATION OF TRUST.



FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Tactical Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Tactical Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 DODGE & COX STOCK FUND                                                                      Agenda Number:  933930011
--------------------------------------------------------------------------------------------------------------------------
        Security:  256219106
    Meeting Type:  Special
    Meeting Date:  23-Apr-2014
          Ticker:  DODGX
            ISIN:  US2562191062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANA M. EMERY                                             Mgmt          For                            For
       CHARLES F. POHL                                           Mgmt          For                            For
       THOMAS A. LARSEN                                          Mgmt          For                            For
       ANN MATHER                                                Mgmt          For                            For
       ROBERT B. MORRIS III                                      Mgmt          For                            For
       GARY ROUGHEAD                                             Mgmt          For                            For
       MARK E. SMITH                                             Mgmt          For                            For
       JOHN B. TAYLOR                                            Mgmt          For                            For

2.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO INVESTING IN
       ANY COMPANY FOR THE PURPOSE OF EXERCISING
       CONTROL OR MANAGEMENT.

3.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO PURCHASING
       SECURITIES ON MARGIN AND SHORT SELLING.

4.     TO REMOVE THE FUND'S FUNDAMENTAL INVESTMENT               Mgmt          For                            For
       RESTRICTION WITH RESPECT TO INVESTMENTS IN
       SECURITIES THAT ARE ILLIQUID AND REPLACE IT
       WITH A UNIFORM NON-FUNDAMENTAL POLICY FOR
       ALL FUNDS.

6.     TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT                Mgmt          For                            For
       RESTRICTION WITH RESPECT TO UNDERWRITING
       SECURITIES OF OTHER ISSUERS.




--------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER INTERNATIONAL SMALL CO. FUND                                                    Agenda Number:  933801311
--------------------------------------------------------------------------------------------------------------------------
        Security:  68380U506
    Meeting Type:  Special
    Meeting Date:  08-Nov-2013
          Ticker:  OSMYX
            ISIN:  US68380U5065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       BRIAN F. WRUBLE                                           Mgmt          For                            For
       DAVID K. DOWNES                                           Mgmt          For                            For
       MATTHEW P. FINK                                           Mgmt          For                            For
       EDMUND GIAMBASTIANI, JR                                   Mgmt          For                            For
       PHILLIP A. GRIFFITHS                                      Mgmt          For                            For
       MARY F. MILLER                                            Mgmt          For                            For
       JOEL W. MOTLEY                                            Mgmt          For                            For
       JOANNE PACE                                               Mgmt          For                            For
       MARY ANN TYNAN                                            Mgmt          For                            For
       JOSEPH M. WIKLER                                          Mgmt          For                            For
       PETER I. WOLD                                             Mgmt          For                            For
       WILLIAM F. GLAVIN JR.                                     Mgmt          For                            For

2A     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       BORROWING.

2B1    REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       CONCENTRATION OF INVESTMENTS.

2C1    REMOVE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       DIVERSIFICATION OF INVESTMENTS.

2D     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       LENDING.

2E     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       REAL ESTATE AND COMMODITIES.

2F     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       SENIOR SECURITIES.

2G     REVISE THE FUNDAMENTAL POLICY RELATING TO                 Mgmt          For                            For
       UNDERWRITING.

2R     CONVERT THE FUND'S INVESTMENT OBJECTIVE                   Mgmt          For                            For
       FROM FUNDAMENTAL TO NON-FUNDAMENTAL.

2S     APPROVE A CHANGE IN THE FUND'S INVESTMENT                 Mgmt          For                            For
       OBJECTIVE

3      TO APPROVE AN AGREEMENT AND PLAN OF                       Mgmt          For                            For
       REORGANIZATION THAT PROVIDES FOR THE
       REORGANIZATION OF A FUND FROM A MARYLAND
       CORPORATION OR MASSACHUSETTS BUSINESS
       TRUST, AS APPLICABLE, INTO A DELAWARE
       STATUTORY TRUST.




--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES FUND, INC.                                                    Agenda Number:  933863183
--------------------------------------------------------------------------------------------------------------------------
        Security:  741480107
    Meeting Type:  Annual
    Meeting Date:  22-Oct-2013
          Ticker:  PRHSX
            ISIN:  US7414801073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       EDWARD C. BERNARD                                         Mgmt          For                            For
       WILLIAM R. BRODY                                          Mgmt          For                            For
       ANTHONY W. DEERING                                        Mgmt          For                            For
       DONALD W. DICK, JR.                                       Mgmt          For                            For
       BRUCE W. DUNCAN                                           Mgmt          For                            For
       ROBERT J. GERRARD, JR.                                    Mgmt          For                            For
       KAREN N. HORN                                             Mgmt          For                            For
       PAUL F. MCBRIDE                                           Mgmt          For                            For
       BRIAN C. ROGERS                                           Mgmt          For                            For
       CECILIA E. ROUSE                                          Mgmt          For                            For
       JOHN G. SCHREIBER                                         Mgmt          For                            For
       MARK R. TERCEK                                            Mgmt          For                            For

4.     APPROVAL TO CHANGE THE FUNDAMENTAL POLICY                 Mgmt          For                            For
       ON COMMODITIES.



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Professionally Managed Portfolios
By (Signature)       /s/ Elaine E. Richards
Name                 Elaine E. Richards
Title                President
Date                 8/25/2014